CONVERTIBLE PROMISSORY NOTES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	$ 16,843	$ 1,582,495
Proceeds net of transaction costs	572,389	795,046
Repayments	(33,596)	(31,762)
Conversions	(1,379,907)	(1,757,114)
Fair value change	1,067,076	(534,118)	$ 0
Interest expense	58,470	19,649
Accretion expense	146,624	7,039	0
Foreign exchange (gain) loss	(12,265)	(64,392)
Convertible promissory notes, ending	435,634	16,843	1,582,495
Promissory Note
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	209,755	241,517
Proceeds net of transaction costs	0	0
Repayments	(33,596)	(31,762)
Conversions	0	0
Fair value change	0	0
Interest expense	0	0
Accretion expense	0	0
Foreign exchange (gain) loss	(10,461)	0
Convertible promissory notes, ending	165,698	209,755	241,517
Convertible Promissory Note - Liability Component
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	25,541	1,340,978
Proceeds net of transaction costs	13,328	440,587
Repayments	0	0
Conversions	(191,566)	(1,718,320)
Fair value change	0	0
Interest expense	58,470	19,649
Accretion expense	146,624	7,039
Foreign exchange (gain) loss	(1,804)	(64,392)
Convertible promissory notes, ending	50,593	25,541	1,340,978
Derivative Liability
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	733,339	0
Proceeds net of transaction costs	1,517,944	1,576,119
Repayments	0	0
Conversions	(1,545,331)	(38,794)
Fair value change	(335,758)	(803,986)
Interest expense	0	0
Accretion expense	0	0
Foreign exchange (gain) loss	0	0
Convertible promissory notes, ending	370,194	733,339	0
Deferred Derivative Loss (Increase)
DisclosureOfConvertiblePromissoryNotesLineItems [Line Items]
Convertible promissory notes, beginning	(951,792)	0
Proceeds net of transaction costs	(958,883)	(1,221,660)
Repayments	0	0
Conversions	356,990	0
Fair value change	1,402,834	269,868
Interest expense	0	0
Accretion expense	0	0
Foreign exchange (gain) loss	0	0
Convertible promissory notes, ending	$ (150,851)	$ (951,792)	$ 0